Activities of Orange Bank - Financial assets related to Orange Bank (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions			12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	€ 4,692	€ 4,885	€ 4,357	€ 4,891
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities				3,096
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities				3,248
Other loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities				152
Financial assets available-for-sale, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities				795
Held-to-maturity investments, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities				615
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	152	242	179	233
Financial assets at fair value through profit or loss, category [member] | Investments at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	72	171	79	171
Financial assets at fair value through profit or loss, category [member] | Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	57	62	76	€ 62
Financial assets at fair value through profit or loss, category [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	€ 23	€ 9	€ 25